Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total financial instruments		R$ 3,656,765	R$ 7,694,639
Current assets		194,878	587,894
Non-current assets		4,538,048	7,552,806
Current liabilities		(925,650)	(321,890)
Non-current liabilities		(150,511)	(124,171)
Total		3,656,765	7,694,639
Mark-to-market income		(188,956)	5,594,511	R$ 1,275,297
Electricity Derivatives [Member] | Forward agreements [member]
Disclosure of detailed information about financial instruments [line items]
Notional	[1]	1,407,476	1,354,967
Fair value	[1]	(248,123)	(189,423)
Exchange Rate Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional		1,407,476	1,368,389
Fair value		(248,123)	(189,771)
Exchange Rate Derivatives [member] | Forward agreements [member]
Disclosure of detailed information about financial instruments [line items]
Notional	[2]	3,313,428	1,656,489
Fair value	[2]	21,305	(10,227)
Interest Rate and Exchange Rate Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Notional		23,908,419	16,635,029
Fair value		3,883,583	7,894,637
Interest Rate and Exchange Rate Risk [Member] | Swap Contract for Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Notional	[3]	1,074,113	600,000
Fair value	[3]	R$ 270,462	79,950
The contracted value of CSAN3 shares with total return swap (in shares)		61,983,012
Mark-to-market income		R$ 57,704
Interest Rate and Exchange Rate Risk [Member] | Inflation and Interest Rate Swap Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Notional	[4]	6,590,408	2,229,136
Fair value	[4]	77,913	408,867
Interest Rate and Exchange Rate Risk [Member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional	[5]	3,019,917	3,399,997
Fair value	[5]	154,654	755,355
Interest Rate and Exchange Rate Risk [Member] | Exchange and interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Notional	[4]	13,223,981	10,405,896
Fair value	[4]	3,380,554	6,650,465
Fuel Derivatives [member] | Forward agreements [member]
Disclosure of detailed information about financial instruments [line items]
Notional			13,422
Fair value			R$ (348)

[1]	The subsidiary Compass Gás e Energia has a portfolio of energy contracts (purchase and sale) aimed at meeting demands and offers for consumption or supply of energy. In addition, there is a portfolio of contracts that comprises forward positions, usually short-term. For this portfolio, there is no purchase commitment with a sales contract.
[2]	The Company and its subsidiaries TRSP and Moove have forward foreign exchange contracts to hedge exposures and expenses in foreign currency.
[3]	During 2021, the Company entered into derivative negotiations, or Total Return Swap, with commercial banks. Under the Total Return Swap, which will have financial settlement, Cosan will receive the return on the variation in the price of CSAN3 shares adjusted by the dividends for the period and will pay annual interest referenced to CDI + Spread. The contracted value of CSAN3 shares with total return swap was 61,983,012 shares and the total initial value is R$1,074,113. Part of these operations are guaranteed by RAIL3 shares of its subsidiary Rumo S.A.. On December 31, the mark-to-market income, recorded in the Company's financial income line, was R$57,704.
[4]	The subsidiary Rumo contracted interest and exchange swap operations, in order to be assets in USD + fixed interest and liabilities as a percentage of CDI. In the interest and inflation swap operations, the Company is active in IPCA + fixed interest and passive in a percentage of the CDI.
[5]	The subsidiary Rumo contracted interest and exchange swap operations, in order to be assets in USD + fixed interest and liabilities as a percentage of CDI. In the interest and inflation swap operations, the Company is active in IPCA + fixed interest and passive in a percentage of the CDI.